Report of Independent Registered Public Accounting
Firm To the Shareholders and Board of Trustees of
VanEck Vectors ETF Trust In planning and performing
our audits of the financial statements of VanEck Vectors
Biotech ETF, VanEck Vectors Environmental Services ETF,
VanEck Vectors Gaming ETF, VanEck Vectors
Pharmaceutical ETF, VanEck Vectors Retail ETF, VanEck
Vectors Semiconductor ETF, VanEck Vectors Video
Gaming and eSports ETF, VanEck Vectors Long/Flat
Trend ETF, VanEck Vectors Morningstar Durable
Dividend ETF, VanEck Vectors Morningstar Global Wide
Moat ETF, VanEck Vectors Morningstar International
Moat ETF, VanEck Vectors Morningstar Wide Moat ETF,
VanEck Vectors Real Asset Allocation ETF and VanEck
Vectors Energy Income ETF (fourteen of the series
constituting VanEck Vectors ETF Trust) (collectively, the
"Funds") as of and for the year ended September 30,
2020, in accordance with the standards of the Public
Company Accounting Oversight Board (United States),
we considered the Funds' internal control over financial
reporting, including controls over safeguarding
securities, as a basis for designing our auditing
procedures for the purpose of expressing our opinion
on the financial statements and to comply with the
requirements of Form N-CEN, but not for the purpose of
expressing an opinion on the effectiveness of the Funds'
internal control over financial reporting. Accordingly,
we express no such opinion. The management of the
Funds is responsible for establishing and maintaining
effective internal control over financial reporting. In
fulfilling this responsibility, estimates and judgments by
management are required to assess the expected
benefits and related costs of controls. A company's
internal control over financial reporting is a process
designed to provide reasonable assurance regarding the
reliability of financial reporting and the preparation of
financial statements for external purposes in
accordance with U.S. generally accepted accounting
principles. A company's internal control over financial
reporting includes those policies and procedures that (1)
pertain to the maintenance of records that, in
reasonable detail, accurately and fairly reflect the
transactions and dispositions of the assets of the
company; (2) provide reasonable assurance that
transactions are recorded as necessary to permit
preparation of financial statements in accordance with
U.S. generally accepted accounting principles, and that
receipts and expenditures of the company are being
made only in accordance with authorizations of
management and directors of the company; and (3)
provide reasonable assurance regarding prevention or
timely detection of unauthorized acquisition, use or
disposition of a company's assets that could have a
material effect on the financial statements. Because of
its inherent limitations, internal control over financial
reporting may not prevent or detect misstatements.
Also, projections of any evaluation of effectiveness to
future periods are subject to the risk that controls may
become inadequate because of changes in conditions,
or that the degree of compliance with the policies or
procedures may deteriorate. A deficiency in internal
control over financial reporting exists when the design
or operation of a control does not allow management
or employees, in the normal course of performing their
assigned functions, to prevent or detect misstatements
on a timely basis. A material weakness is a deficiency, or
a combination of deficiencies, in internal control over
financial reporting, such that there is a reasonable
possibility that a material misstatement of the
company's annual or interim financial statements will
not be prevented or detected on a timely basis. Our
consideration of the Funds' internal control over
financial reporting was for the limited purpose
described in the first paragraph and would not
necessarily disclose all deficiencies in internal control
that might be material weaknesses under standards
established by the Public Company Accounting
Oversight Board (United States). However, we noted no
deficiencies in the Funds' internal control over financial
reporting and its operation, including controls over
safeguarding securities that we consider to be a
material weakness as defined above as of September 30,
2020. This report is intended solely for the information
and use of management and the Board of Trustees of
VanEck Vectors ETF Trust and the Securities and
Exchange Commission and is not intended to be and
should not be used by anyone other than these
specified parties.
/s/ Ernst & Young LLP
New York, New York
November 23, 2020